Basis for preparation, consolidation and accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Description of accounting policy for foreign currency translation [text block]
(a)	Foreign currencies -
The consolidated financial statements are presented in US dollars, which is also the Group’s functional currency. For each entity, the Group determines the functional currency and the items included in the financial statements of each entity are measured using that functional currency.

Transactions and balances
Transactions in foreign currency (a currency other than the functional currency) are initially recorded by the Group at the exchange rates prevailing at the dates of the transactions, published by the Superintendence of Banking and Insurance and Pension Fund Administrators (AFP for its acronym in Spanish).

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date. Gains or losses from exchange differences arising from the settlement or translation of monetary assets and liabilities are recognized in the consolidated statements of profit or loss.

Non-monetary assets and liabilities recognized in terms of historical cost are translated using the exchange rates prevailing at the dates of the initial transactions.

Description of accounting policy for financial instruments [text block]
(b)	Financial instruments - Initial recognition and subsequent measurement -
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(i)	Financial assets -
Initial recognition and measurement -
Financial assets are classified, at initial recognition, as subsequently measured at amortised cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.

In order for a financial asset to be classified and measured at amortised cost or fair value through OCI, it needs to give rise to cash flows that are “solely payments of principal and interest¨ on the principal amount outstanding. This assessment is performed at an instrument level.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognised on the trade date.

Subsequent measurement -
For purposes of subsequent measurement, financial assets are classified in the following categories:

-	Financial assets at amortised cost.
-	Financial assets at fair value through OCI.
-	Financial assets at fair value through profit or loss.

Financial assets at amortised cost -
The Group measures financial assets at amortised cost if both of the following conditions are met:

-	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows, and
-	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortised cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired.

This category generally applies to the “Trade and other receivables, net” caption.

Financial assets at fair value through OCI -
Financial assets are classified and measured at fair value through other comprehensive income if they are held in a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets.

This category generally applies to the “Hedge derivative financial instruments” caption.

Financial assets at fair value through profit or loss -
Financial assets at fair value through profit or loss include financial assets held for trading and financial assets designated upon initial recognition at fair value through profit or loss or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortised cost or at fair value through OCI, as described above, debt instruments may be designated at fair value through profit or loss on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.

Financial assets at fair value through profit or loss are carried in the consolidated statements of financial position at fair value with net changes in fair value recognised in the consolidated statements of profit or loss.

This category generally applies to the “Trade and other receivables, net” caption.

Derecognition
-
A financial asset (or, where applicable a part of a financial asset or part of a group of similar financial assets) is primarily derecognized when:

-	The rights to receive cash flows from the asset have expired; or
-
The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a pass-through arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset or, (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates to what extent, it has retained the risk and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group´s continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Impairment of financial assets
-
The Group recognises an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognised in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

For trade receivables and contract assets, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognises a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

(ii)	Financial liabilities -
Initial recognition and measurement -
Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, financial obligations, bank loans, financial liabilities for contingent consideration liability and hedge derivative financial instruments.

Subsequent measurement
-
The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss -
Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.

Gains or losses on liabilities held for trading are recognized in the consolidated statements of profit or loss.

Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. The Group has not designated financial liabilities as at fair value through profit or loss.

Loans and borrowings -
After initial recognition, interest-bearing loans and borrowing are subsequently measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the consolidated statements of profit and cost when the liabilities are derecognized as well as through the amortization process.

Amortized cost is calculated taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. Amortization under the effective interest rate method is included as financial costs in the consolidated statements of profit or loss. This category generally applies to interest-bearing loans and borrowings.

Derecognition
-
A financial liability is derecognized when the obligation under the liability is discharged or cancelled, or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statements of profit or loss.

(iii)	Offsetting of financial instruments -
Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statements of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

Description of accounting policy for cash and cash equivalent [Text Block]
(c)	Cash and cash equivalents -
Cash and cash equivalents in the consolidated statements of financial position comprise cash at banks and on hand, and short-term deposits with a maturity of three months or less, which are subject to an insignificant risk of changes in value.

For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of cash and short term deposits as defined above, net of outstanding bank overdrafts as they are considered an integral part of the Group’s cash management.

Description of accounting policy for Inventories [Text Block]
(d)	Inventories -
Finished goods and in process products are valued at the lower of cost or net realizable value.

Cost is determined using the average method. In the case of finished goods and work in progress, cost includes the cost of materials and direct labor and a portion of indirect manufacturing expenses, excluding borrowing costs.

The current portion of the inventories is determined based on the expected amounts to be processed within the next twelve months. Inventories not expected to be processed within the next twelve months are classified as long-term.

Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs to make the sale.

Provision (reversal) for losses on the net realizable value are calculated based on a specific analysis conducted annually by the Management and is charged to income in the period in which it determines the need for the provision (reversal).

Description of accounting policy for business combinations and goodwill [text block]
(e)	Business combinations and goodwill -
Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred measured at acquisition date fair value and the amount of any non-controlling interest in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquire. If the business combination is achieved in stages, any previously held equity interest is re-measured at its acquisition date fair value and any resulting gain or loss is recognized in the consolidated statements of profit or loss.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value, with changes in fair value recognized in either profit or loss or as a change to other comprehensive income. If the contingent consideration is not within the scope of IFRS 9, it is measured under the fair value at the reporting date with changes in the fair value recorded in the consolidated statement of profit and loss.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests, and any previous interests held, over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified again all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the re-assessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in the consolidated statements of profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, this difference is allocated to each of the Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities, of the acquire, are assigned to those units.

Where goodwill has been allocated to a cash-generating unit and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed of in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

Description of accounting policy for investment in associates [text block]
(f)	Investments in associates and joint ventures -
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control over those policies.

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries. The Group's investments in associates and joint ventures are accounted for using the equity method. Under this method, the investment in an associate or joint venture is initially recognized at cost.

The carrying amount of the investment is adjusted to recognize changes in the Group's share of net assets of the associate and joint ventures since the acquisition date. Goodwill relating to the associate is included in the carrying amount of the investment and is not tested for impairment individually.

The consolidated statement of profit or loss reflects the Group’s share of the results of operations of the associates and joint ventures.

Any change in other comprehensive income of those investees is presented as part of the Group’s other comprehensive income. In addition, when there has been a change recognized directly in the equity of the associate and joint ventures, the Group recognizes its share of any changes, when applicable, in the consolidated statements of changes in shareholders’ equity. Unrealized gains and losses resulting from transactions between the Group and the associate or joint venture are eliminated to the extent of the interest in the associate or joint venture.

The aggregate of the Group´s share of profit or loss of an associate and joint ventures is shown on the face of the consolidated statements of profit or loss outside operating profit and represents profit or loss after tax in the associates.

The financial statements of the associates and joint ventures are prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies in line with those of the Group.

After the application of the equity method, the Group determines whether it is necessary to recognize an impairment loss of its investment in associates. At each reporting date, the Group determines whether there is objective evidence that the investments in the associates and joint ventures are impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value, and then recognizes the loss in the consolidated statements of profit or loss.

Upon loss of significant influence over the associate and joint ventures, the Group measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the associate and joint ventures upon loss of significant influence and the fair value of the retained investment and proceeds from disposal is recognized in consolidated statements of profit or loss.

Description of accounting policy for prepaid expenses [Text Block]
(g)	Prepaid expenses -
Non-monetary assets which represent an entity’s right to receive goods or services are presented as prepaid expenses. The asset is subsequently derecognized when the goods are received and the services are rendered.

Description of accounting policy for stockpiles, ore on leach pads and inventories explanatory [Text Block]
(e)	Stockpiles, ore on leach pads and inventories -
Costs that are incurred in or benefit the productive process are accumulated as stockpiles, ore on leach pads and inventories. Stockpiles, ore on leach pads and inventories are carried at the lower of weighted average cost or net realizable value. Net realizable value represents the estimated future sales price of the product based on current and long-term metals prices, less the estimated costs to complete production and bring the product to sale. Write-downs of stockpiles, ore on leach pads and inventories to net realizable value are reported as a component of costs applicable to sales. The current portion of stockpiles, ore on leach pads and inventories is determined based on the expected amounts to be processed within the next twelve months. Stockpiles, ore on leach pads and inventories not expected to be processed within the next twelve months are classified as non-current. The major classifications are as follows:

(i)	Stockpiles -
Stockpiles represent ore that has been extracted from the mine and is available for further processing. Stockpiles are measured by estimating the number of tons added and removed from the stockpile, the number of contained ounces (based on assay data) and the estimated metallurgical recovery rates (based on the expected processing method). Stockpile ore tonnages are verified by periodic surveys. Costs are allocated to stockpiles based on relative values of material stockpiled and processed using current mining costs incurred up to the point of stockpiling the ore, including applicable overhead and depreciation and amortization relating to mining operations, and removed at each stockpile's weighted average cost per recoverable unit as material is processed.

(ii)	Ore on leach pads -
The recovery of gold from certain gold oxide ores is achieved through the heap leaching process. Under this method, oxide ore is placed on leach pads where it is treated with a chemical solution, which dissolves the gold contained in the ore. The resulting gold-bearing solution is later processed in a plant where the gold is recovered. Costs are added to ore on leach pads based on current mining costs, including applicable overhead and depreciation and amortization relating to mining operations, as well as leaching costs incurred in the leaching process. Costs are removed from ore on leach pads as ounces are recovered based on the weighted average cost per estimated recoverable ounce of gold on the leach pad.

The estimates of recoverable gold on the leach pads are calculated from the quantities of ore placed on the pads (measured tons added to the leach pads), the grade of ore placed on the leach pads (based on assay data) and a recovery percentage (based on ore type). In general, the leach pads recover between 50% and 95% of the ultimate recoverable ounces in the first year of leaching, declining each year thereafter until the leaching process is complete.

Although the quantities of recoverable gold placed on the leach pads are reconciled by comparing the grades of ore placed on the pads to the quantities of gold actually recovered (metallurgical balancing), the nature of the leaching process inherently limits the ability to precisely monitor inventory levels. As a result, the metallurgical balancing process is constantly monitored and estimates are refined based on actual results over time. The Company's operating results typically are not materially impacted by variations between the estimated and actual recoverable quantities of gold on its leach pads in the ordinary course of business. Variations between actual and estimated quantities resulting from changes in assumptions and estimates that do not result in write-downs to net realizable value are accounted for on a prospective basis.

(iii)	In - process inventory -
In-process inventories represent materials that are currently in the process of being converted to a saleable product. Conversion processes vary depending on the nature of the ore and the specific processing facility, and include mill in-circuit and leach in-circuit. In-process material is measured based on assays of the material fed into the process and the projected recoveries of the respective plants. In-process inventories are valued at the weighted average cost of the material fed into the process attributable to the source material coming from the mines, stockpiles and (or) leach pads plus the in- process conversion costs, including applicable amortization relating to the process facilities incurred to that point in the process.

(iv)	Precious metals inventory -
Precious metals include gold Dore and (or) gold bullion. Precious metals that result from the Company's mining, processing activities are valued at the weighted average cost of the respective in-process inventories incurred prior to the refining process, plus applicable refining costs.

(v)	Materials and supplies -
Materials and supplies are valued at the lower of weighted average cost or replacement value. Cost includes applicable taxes and freight.

Description of accounting policy for property, plant and equipment [text block]
(h)	Property, plant and equipment -
Property, plant and equipment is stated at cost, net of accumulated depreciation and accumulated impairment losses, if any.
The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, the initial estimate of the obligation for mine closing and, borrowing costs for qualifying assets. The capitalized value of a finance lease is also included in this caption.

When significant parts of property, plant and equipment are required to be replaced at intervals, the Group depreciates them separately based on their specific useful lives. Also, when a major inspection is performed, its cost is recognized in the carrying amount of plant and equipment as a replacement if the recognition criteria are satisfied. All other maintenance and repair costs are recognized in the consolidated statement of profit or loss as incurred.

Depreciation -
Unit-of-production method:
In mining units with long useful lives, depreciation of assets directly related to the operation of the mine is calculated using the units-of-production method, which is based on economically recoverable reserves of the mining unit. Other assets related to these mining units are depreciated using the straight-line method with the lives detailed in the next paragraph.

Straight-line method:
Depreciation of assets in mining units with short useful lives or used for administrative purposes is calculated using the straight-line method of accounting. The useful lives are the following:

Years

Buildings, construction and other	Between 6 and 20
Machinery and equipment	Between 5 and 10
Transportation units	5
Furniture and fixtures	10
Computer equipment	4

The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end, and adjusted prospectively, if appropriate.

Disposal of assets -
An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statements of profit or loss when the asset is derecognized.

Description of accounting policy for leases [text block]
(i)	Leases -
The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception of the lease. The arrangement is, or contains, a lease if fulfilment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset or assets, even if that right is not explicitly specified in an arrangement.

Group as a lessee -
A lease is classified at the inception date as a finance lease or an operating lease. A lease that transfers substantially all the risk and rewards incidental to ownership to the Group is classified as a finance lease. Finance leases are capitalized at the commencement of the lease at the fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in finance costs in the consolidated statements of profit or loss.

A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Group will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.

Payment related to operating leases are recognized as operating expenses in the consolidated statement of profit and loss under a straight-line amortization under the period of the lease.

Group as a lessor -
Leases in which the Group does not transfer substantially all the risk and rewards of ownership of an asset are classified as operating leases.

Initial direct cost incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the period in which they are earned.

Description of accounting policy for mining rights [text block]
(j)	Mining concessions -
Mining concessions represent ownership of the right of exploration and exploitation to the Group on mining properties contains ore reserves acquired. Mining concessions are stated at cost and are amortized on units of production method, using as the basis of proven and probable reserves. If the Group leaves these concessions, the costs associated are written off in the consolidated statements of profit or loss.

Cost includes the fair value attributable to mineral reserves and the portion of mineral resources considered to be probable of economic extraction at the time of a business combination.

At end of each year, the Group evaluates if there is any indicator of impairment. If any indicator exists, the Group estimates the asset’s recoverable amount.

Mining concessions are presented in the caption of mining concessions, development costs, property, plant and equipment, net.

Description of accounting policy for exploration and evaluation expenditures [text block]
(k)	Exploration and mine development costs –
Exploration costs -
Exploration costs are expensed as incurred. These costs primarily include materials and fuels used, surveying costs, drilling costs and payments made to the contractors.

Exploration and evaluation activity includes:

-	Researching and analyzing historical exploration data.
-	Gathering exploration data through geophysical studies.
-	Exploratory drilling and sampling.
-	Determining and examining the volume and grade of the resource.
-	Surveying transportation and infrastructure requirements.
-	Conducting market and finance studies.

Development costs –
When the Group’s Management approves the feasibility of the conceptual study of a project, the costs incurred to develop such property, including additional costs to delineate the ore body and remove impurities it contains, are capitalized as development costs under the caption mining concessions, development costs and property, plant and equipment, net. These costs are amortized when production begins, on the units-of-production basis over the proven and probable reserves.

The development costs include:

-	Metallurgical and engineering studies.
-	Drilling and other costs necessary to delineate ore body.
-	Removal of the initial clearing related to an ore body.

Development costs necessary to maintain production are expensed as incurred.

Description of accounting policy for stripping costs [text block]
(l)	Stripping (waste removal) costs -
As part of its mining operations, the Group incurs waste removal costs (stripping costs) during the development and production phases of its mining operations. Stripping costs incurred in the development phase of a mine, before the production phase commences (development stripping), are capitalized as part of the cost of constructing the mine and subsequently amortized over its useful life using units of production method. The capitalization of development stripping costs ceases when the mine starts production.

Stripping costs incurred during the production phase (production stripping costs) are generally considered to create two benefits, being either the production of inventory or improved access to the ore to be mined in the future. Where the benefits are realized in the form of inventory produced in the period, the production stripping costs are accounted for as part of the cost of producing those inventories. Where the benefits are realized in the form of improved access to ore to be mined in the future, the costs are recognized as a non-current asset, referred to as a stripping activity asset, if the following criteria are met:

-	Future economic benefits are probable.
-	The component of the ore body for which access will be improved can be accurately identified.
-	The costs associated with the improved access can be reliably measured.

To identify components of deposit, the Group works closely with the operating personnel to analyze the mine plans. Mostly, an ore body can have several components. The mine plans, and therefore, the identification of components, will vary among mines for a number of reasons.

The stripping activity asset is initially measured at cost, which is the accumulation of costs directly incurred to perform the stripping activity directly incurred during the stripping activity. The production stripping cost is presented within mining concessions, development costs, property, plant and equipment, net in the consolidated statements of financial position.

The production stripping cost is subsequently depreciated using the units of production method over the expected useful life of the component identified of the ore body that has been made more accessible by the activity. This cost is stated at cost less accumulated depreciation and accumulated impairment losses, if any.

Description of accounting policy for investment property [text block]
(m)	Investment properties -
Investment properties are measured at cost, net of accumulated depreciation and impairment loss, if any. Depreciation of the investment properties is determined using the straight-line method with useful life of 20 years.

Investment properties are derecognized either when they have been disposed of or when they are permanently withdrawn from use and no future economic benefit is expected from their disposal. The difference between the net disposal proceeds and the carrying amount of the asset is recognized in profit or loss in the period of derecognition. The amount of consideration to be included in the gain or loss arising from the derecognition of investment property is determined in accordance with the requirements for determining the transaction price in IFRS 15.

Transfers are made to (or from) investment property only when there is a change in use. For a transfer from investment property to an item of property, plant and equipment, the deemed cost for subsequent accounting is the fair value at the date of change in use. If an item of property, plant and equipment becomes an investment property, the Group accounts for such property in accordance with the policy stated under property, plant and equipment up to the date of change in use.

Description of accounting policy for impairment of non-financial assets [text block]
(n)	Impairment of non-financial assets -
The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating unit' (CGU) fair value less costs of disposal and its value in use. Recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less cost of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used.

The Group bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Group’s CGUs to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five years. A long-term growth rate is calculated and applied to project future cash flows after the fifth year.

Impairment losses of continuing operations, including impairment of inventories, are recognized in the consolidated statements of profit or loss in expense categories consistent with the function of the impaired asset.

For assets in general, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses may no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset or CGU’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the consolidated statements of profit or loss.

Description of accounting policy for provisions [text block]
(o)	Provisions -
General
-
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Provision for closure of mining units
-
When the liability is initially recognized, the present value of the estimated costs is capitalized by increasing the carrying amount of the related mining assets (property, plant and equipment). Over time, the discounted liability is increased for the change in present value based on discounted rates that reflects current market assessments and the risks specify to the liability, in addition, the capitalized cost is depreciated and/or amortized based on the useful life of the asset. Any gain or loss resulting from the settlement of the obligation is recorded in the current results.

Changes in the estimated timing of rehabilitation or changes to the estimated future costs are dealt with prospectively by recognizing an adjustment to the rehabilitation liability and a corresponding adjustment to the related asset. Any reduction in the rehabilitation liability and, therefore, any deduction from the asset to which it relates, may not exceed the carrying amount of the asset. If it does, any excess over the carrying amount is taken immediately to the consolidated statements of profit or loss.

If the change in estimate results in an increase in the rehabilitation liability and, therefore, an addition to the carrying value of the asset, the Group considers whether this is an indication of impairment of the asset as a whole, and if so, tests for impairment, in accordance with IAS 36 "Impairment of Assets".

For closed mines, changes to estimated costs are recognized immediately in the consolidated statements of profit or loss.

Description of accounting policy for treasury shares [text block]
(p)	Treasury shares -
Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized as additional capital in equity. The voting rights related to treasury shares are cancelled for the Group and no dividends on such shares are allocated.

Description of accounting policy for recognition of revenue [text block]
(q)	Revenue recognition -
Revenue from contracts with customers is recognized when control of goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods and services.

The disclosures of significant accounting judgements, estimates and assumptions relating to revenue from contracts with customers are provided in Note 3.

Sales of concentrates and metals -
Revenue from sale of concentrates and metals is recognized at the point in time when control of the asset is transferred to the customer, generally on delivery of the goods. The normal credit term is 30 to 90 days upon delivery.

The Group considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated. The Group consider that the only performance obligation is the delivery of the goods. In determining the transaction price for the sale of concentrates and metals, the Group considers the effect of variable consideration and the existence of significant financing components.

Variable consideration -
If the consideration in the contract includes a variable amount, the Group estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. There variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved. Sales of concentrates and metals at provisionally prices include a gain (loss) to be received at the end of the quotation period (QP).

Revenue is recognized at the amount the Group expects to be entitled – being the estimate of the price expected to be received at the end of the quotation period (QP) using the most recently determined estimate of metal in concentrate (based on initial assay results) and the estimated forward price. The requirements in IFRS 15 on constraint estimates of variable consideration are also applied to determine the amount of variable consideration that can be included in the transaction price.

Significant financing components
The Group receives short-term advances from its customers. Using the practical expedient in IFRS 15, the Group does not adjust the promised amount of consideration for the effects of a significant financing component if it expects, at contract inception, that the period between the transfer of the promised good to the customer and when customer pays for that good will be one year or less.

Contract Balances -
Contract assets
A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Group performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, the Group shall present the contract as a contract asset, excluding any amounts presented as a trade receivable.

Trade receivables
A receivable represents the Group´s right to an amount of consideration that is unconditional.

Contract liabilities
A contract liability is the obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. If customer pays consideration before the Group transfer goods or services to the customer, a contract liability is recognized when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when the Group performs under the contract.

Cost to obtain a contract
The Group pays sales commissions as part of the sales of services in the insurance brokerage segment. The Group has elected to apply the optional practical expedient for cost to obtain a contract which allows the Group to immediately expense sales commissions because the amortization period of the assets that the Group otherwise would have used is one year or less.

Interest income -
For all financial instruments measured at amortized cost, interest income is recorded using the effective interest rate (EIR). EIR is the rate that exactly discounts the estimated future cash payments or receipts over the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset or liability. Interest income is included in finance income in the consolidated statements of profit or loss.

Royalty income
-
The royalty income is recognized in accordance with the accrual method considering the substance of the relevant agreement.

Dividends
-
Revenue is recognized when the Group's right to receive the payment is established, which is generally when shareholders approve the dividend.

Rental income -
Rental income arising from operating leases on investment properties is accounted for on a straight-line basis over the lease term and is included in revenue in the consolidated statement of profit or loss due to its operating nature.

Description of accounting policy for employee benefits [text block]
(r)	Benefits to employees -
Salaries and wages, bonuses, post-employment benefits and vacations are calculated in accordance with IAS 19, "Employee Benefits" and are calculated in accordance with current Peruvian legislation based on the accrual basis.

Workers’ profit sharing -
The Group recognizes workers’ profit sharing in accordance with IAS 19, “Employees Benefits". Workers' profit sharing is calculated in accordance with the Peruvian law (Legislative Decree No. 892), and the applicable rate is 8% over the taxable net base of current year. According to Peruvian law, the limit in the workers' profit sharing that an employee can receive is equivalent to 18 months of wages, and any excess above such limit has be transferred to the Regional Government and “National Fund for Employment’s Promotion and Training” (“FONDOEMPLEO”).

Description of accounting policy for borrowing costs [text block]
(s)	Borrowing costs -
Costs directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as finance part of the cost of an asset. A qualifying asset is one whose value is greater than US$5 million and requires a longer period to 12 months to get ready for its intended use. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that the Group incurs in connection with the borrowing of funds.

Description of accounting policy for income tax [text block]
(t)	Taxes -
Current income tax -
Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid or the tax authority. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting period.

Current income tax relating to items recognized directly in equity is recognized in equity and not in the consolidated statements of profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred income tax -
Deferred income tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred income tax liabilities are recognized for all taxable temporary differences, except for taxable temporary differences associated with investments in associates, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the reporting date.

Deferred tax items are recognized in correlation to the underlying transaction either in other comprehensive income or directly in equity.

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right to compensate current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Peruvian mining royalties and special mining tax -
Mining royalties and special mining tax are accounted for in accordance with IAS 12 “Income Tax” because they have the characteristics of an income tax. This is considered to be the case when they are imposed under government authority and the amount payable is based on taxable income-rather than physical quantities produced or as a percentage of revenue-after adjustment for temporary differences. Legal rules and rates used to calculate the amounts payable are those in effect on the date of the consolidated statements of financial position.

Therefore, obligations arising from Mining Royalties and Special Mining Tax are recognized as income tax under the scope of IAS 12. Both, Mining Royalties and Special Mining Tax generated deferred assets and liabilities which must be measured using the average rates expected to apply to operating profit in the quarter in which the Group expects to reverse temporary differences.

Sales tax -
Expenses and assets are recognized net of the amount of sales tax, except:

(i)
When the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable;

(ii)	When receivables and payables are stated with the amount of sales tax included.

The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the consolidated statements of financial position.

Description of accounting policy for fair value measurement [text block]
(u)	Fair value measurement
The Group measures its financial instruments at fair value at the date of the consolidated statements of financial position. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

-	In the principal market for the asset or liability, or
-	In the absence of a principal market, in the most advantageous market for the asset or liability.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described, as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

-	Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities.
-	Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
-	Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest-level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The Group's Management determines the policies and procedures for both recurring fair value measurement and non-recurring measurement. At each reporting date, the Group's Management analyzes the movements in the values of assets and liabilities which are required to be re-measured or re-assessed as per the Group’s accounting policies.

For the purpose of fair value disclosures, the Group has determined classes of assets and liabilities based on the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Description of accounting policy for derivative financial instruments and hedging [text block]
(v)	Derivative financial instruments and hedge accounting -
Initial recognition and subsequent measurement
-
The Group uses derivative instruments to hedge its commodity price risk (forward commodity contracts) and its foreign exchange risk. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently re-measured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

At the inception of the hedge relationship, the Group formally designates and documents the hedge relationship to which it wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge.

Before January 1, 2018, the documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the risk being hedged and how the Group will assess the effectiveness of changes in the hedging instrument’s fair value in offsetting the exposure to changes in the hedged item’s fair value or cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in fair value or cash flows and are assessed on an ongoing basis to determine that they actually have been highly effective throughout the financial reporting periods for which they were designated.

Beginning January 1, 2018, the documentation includes identification of the hedging instrument, the hedged item, the nature of the risk being hedged and how the Group will assess whether the hedging relationship meets the hedge effectiveness requirements (including the analysis of sources of hedge ineffectiveness and how the hedge ratio is determined). A hedging relationship qualifies for hedge accounting if it meets all of the following effectiveness requirements:

-	There is ‘an economic relationship’ between the hedged item and the hedging instrument.
-	The effect of credit risk does not ‘dominate the value changes’ that result from that economic relationship.
-
The hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the Group actually hedges and the quantity of the hedging instrument that the Group actually uses to hedge that quantity of hedged item.

The Group’s hedge is classified as cash flow hedge. The effective portion of gain or loss on the hedging instrument is initially recognized in the consolidated statements of changes in equity, under the caption other equity reserves, while the ineffective portion is recognized immediately in the consolidated statements of profit or loss in the finance costs caption.

Description of accounting policy for discontinued operations [text block]
(w)	Discontinued operations -
Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the consolidated statement of profit or loss.

Additional disclosures are provided in note 1(e). All other notes to the consolidated financial statements include amounts for continuing operations, unless otherwise mentioned.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Description of accounting policy for foreign currency translation [text block]
(a)	Foreign currencies -
The consolidated financial statements are presented in U.S. dollars, which is also the Company's functional currency.

Transactions and balance
Transactions in foreign currency (a currency other than functional currency) are initially recorded by the Company at the exchange rates prevailing at the time of the transactions published by the Superintendence of Banking and Insurance and Pension Fund Administrators (AFP for its acronym in Spanish).

Monetary assets and liabilities denominated in other currencies are translated into the U.S. dollar at exchange rates prevailing at the statements of financial position dates. Gains or losses from exchange differences arising from the settlement or translation of monetary assets and liabilities are recognized in the consolidated statements of comprehensive income. Non-monetary assets and liabilities recognized in terms of historical cost are translated using the exchange rates prevailing at the dates of the initial transactions.

Description of accounting policy for financial instruments [text block]
(b)	Financial instruments - Initial recognition and subsequent measurement -
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(i)	Financial assets -
Initial recognition and measurement
Financial assets are classified, at initial recognition, and subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient, the Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient are measured at the transaction price determined under IFRS 15.

In order for a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Company’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date.

Financial assets of the Company comprise cash and cash equivalents, trade and other receivables, net and financial assets at fair value through OCI with recycling of cumulative gains and losses and financial assets at fair value through profit or loss.

Subsequent measurement -
For purposes of subsequent measurement, financial assets are classified in four categories:

-	Financial assets at amortized cost (debt instruments).
-	Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments).
-	Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments).
-	Financial assets at fair value through profit or loss.

Financial assets at amortized cost (debt instruments) -
The Company measures financial assets at amortized cost if both of the following conditions are met:

-	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows, and
-	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

This category generally applies to other receivables, net. See note 6 for more information on accounts receivables.

Financial assets at fair value through OCI
with recycling of cumulative gains and losses
(debt instruments) -
Financial assets are classified and measured at fair value through other comprehensive income if they are held in a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets.

The Company’s investments in the San Jose Reservoir Trust are classified as financial assets at fair value through OCI as of December 31, 2018 and 2017.

As of December 31, 2018, the Company has investments amount US$20.6 million related to the San Jose Reservoir Trust as Financial assets at fair value through OCI.

Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments) -

Upon initial recognition, the Company can elect to classify irrevocably its equity investments as equity instruments designated at fair value through OCI when they meet the definition of equity under IAS 32 Financial Instruments: Presentation and are not held for trading.

The Company doesn’t have financial assets classified in this category.

Financial assets at fair value through profit or loss -
Financial assets at fair value through profit or loss include financial assets held for trading and financial assets designated upon initial recognition at fair value through profit or loss or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortized cost or at fair value through OCI, as described above, debt instruments may be designated at fair value through profit or loss on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.

Financial assets at fair value through profit or loss are carried in the consolidated statements of financial position at fair value with net changes in fair value recognized in the consolidated statements of profit or loss.

As of December 31, 2018 and 2017, the Company has nominal investments related to the San Jose Reservoir Trust as financial assets at fair value through profit or loss.

A derivative embedded in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if: the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss. Embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.

A derivative embedded within a hybrid contract containing a financial asset host is not accounted for separately. The financial asset host together with the embedded derivative is required to be classified in its entirety as a financial asset at fair value through profit or loss.

This category also applies to financial assets that are intended to be held for an indefinite period of time and may be sold in response to needs for liquidity, or in response to changes in the market conditions (Note 9).

Derecognition
-
A financial asset (or, where applicable a part of a financial asset or part of a group of similar financial assets) is primarily derecognized when:

-	The rights to receive cash flows from the asset have expired; or
-
The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a pass-through arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset or, (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and to what extent, it has retained the risk and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Company continues to recognize the transferred asset to the extent of the Company´s continuing involvement. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

Impairment of financial assets -
The Company recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

For trade receivables and contract assets, the Company applies a simplified approach in calculating ECLs. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The Company considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Company may also consider a financial asset to be in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Company. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

(ii)	Financial liabilities -
Initial recognition and measurement
-
Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Company’s financial liabilities include trade and other payables.

Subsequent measurement -
The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss -
Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Company that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.

Gains or losses on liabilities held for trading are recognized in the consolidated statements of profit or loss.

Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. The Company has not designated any financial liability as at fair value through profit or loss.

Loans and borrowings -
After initial recognition, interest-bearing loans and borrowing are subsequently measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the consolidated statements of profit and cost when the liabilities are derecognized as well as through the amortization process.

Amortized cost is calculated taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. Amortization under the effective interest rate method is included as financial costs in the consolidated statements of profit or loss. This category generally applies to interest-bearing loans and borrowings.

Trade and other payables are subsequently measured at amortized cost.

Derecognition -
A financial liability is derecognized when the obligation under the liability is discharged or cancelled, or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statements of profit or loss.

(iii)	Offsetting of financial instruments -
Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statements of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

Description of accounting policy for cash and cash equivalent [Text Block]
(d)	Cash and cash equivalents -
Cash and cash equivalents include cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less. Restricted cash is excluded from cash and cash equivalents and is included in other current assets or long-term assets depending on restrictions.

Description of accounting policy for property, plant and equipment [text block]
(f)	Property, plant and equipment -
The cost of an element of property, plant and equipment comprises the following: the acquisition price or manufacturing cost, including non-reimbursable customs and taxes and any cost necessary to place the asset in operating condition, as anticipated by Management; the estimate of the rehabilitation obligation and, in the case of qualified assets, the financing costs.

The purchase price or construction cost corresponds to the total amount paid and fair value of any other consideration provided to acquire the asset. Subsequent costs attributable to property, plant and equipment are capitalized only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably, otherwise the cost is charged to production or expense.

Maintenance and repair expenses are charged to the production cost or expense, as necessary, in the period when incurred.

Disbursements incurred to replace a component of an item or element of property, plant and equipment are capitalized separately, writing-off the carrying amount of the component being replaced. In the event the component replaced has not been considered as a separate component of the asset item, the replacement value of the new component is used to estimate the carrying amount of the assets being replaced.

Assets in the construction stage are capitalized as separate components. At their completion, the cost is transferred to the appropriate category. Assets under construction are not depreciated.

Depreciation
Land is not depreciated. Other than land, depreciation of property, plant and equipment is calculated using the straight-line method to allocate their cost less their residual value over their estimated useful lives and in the case of assets assigned to the production process of Yanacocha, under the lower of that determined under the units of production method or the useful life of the mine. Remaining useful lives as follows:

Land improvements	Between 2 and 4 years
Buildings	Between 5 and 10 years
Plant and equipment	Between 3 and 10 years
Vehicles	Between 3 and 4 years
Furniture and fittings	Between 3 and 4 years
Other equipment	Between 3 and 4 years
Computer equipment	Between 3 and 4 years
Assets retirement cost	Useful life of the mine and (or) process facilities

The assets' useful lives and residual values are reviewed, and adjusted if appropriate, at each date of the consolidated statement of financial position. Any changes in these estimates are prospectively adjusted.

Disposal of assets
Property, plant and equipment items are written-off at the date they are sold or when no economic benefits are expected from their further use or sale. Gains and losses on disposals of assets are determined by comparing the proceeds with their carrying amounts. These gains or losses are included in the consolidated statements of comprehensive income.

Description of accounting policy for exploration and evaluation expenditures [text block]
(g)	Mineral Interests -
Mineral interests include acquired interests in production, development and exploration stage properties. The mineral interests are capitalized at their fair value at the acquisition date.

The value of such assets is primarily driven by the nature and amount of mineralized material believed to be contained in such properties. Production stage mineral interests represent interests in operating properties that contain proven and probable reserves. Development stage mineral interests represent interests in properties under development that contain proven and probable reserves.

Exploration stage mineral interests represent interests in properties that are believed to potentially contain mineralized material consisting of (i) mineralized material such as inferred material within pits; mineralized material with insufficient drill spacing to qualify as proven and probable reserves; and mineralized material in close proximity to proven and probable reserves; (ii) around-mine exploration potential not immediately adjacent to existing reserves and mineralization, but located within the immediate mine area; (iii) other mine-related exploration potential that is not part of current mineralized material and is comprised mainly of material outside of the immediate mine area; (iv) greenfield exploration potential that is not associated with any other production, development or exploration stage property, as described above; or (v) any acquired right to explore or extract a potential mineral deposit.

Exploration costs are capitalized when reserves at the location are declared in the proven and probable reserves information published annually by Newmont in its Form 10-K. At this point, exploration costs are capitalized as mine development or as a component of property, plant and equipment, as appropriate.

The Company's mineral rights generally are enforceable regardless of whether proven and probable reserves have been established. The Company has the ability and intent to renew mineral interests where the existing term is not sufficient to recover all identified and valued proven and probable reserves and (or) undeveloped mineralized material.

Mineral interests are presented in the caption of property, plant and equipment, net.

Description of accounting policy for mining assets [text block]
(h)	Mine development -
Mine development costs include engineering and metallurgical studies, drilling and other related costs to delineate an ore body, and the removal of overburden to initially expose an ore body at open pit surface mines. Costs incurred before mineralization is classified as proven and probable reserves are expensed and classified as Exploration or Advanced projects, research and development expense. Capitalization of mine development project costs, that meet the definition of an asset, begins once mineralization is classified as proven and probable reserves.

Drilling and related costs are capitalized for an ore body where proven and probable reserves exist; and the activities are directed at obtaining additional information on the ore body or converting mineralized material to proven and probable reserves. AII other drilling and related costs are expensed as incurred. Drilling costs incurred during the production phase for operational ore control are allocated to inventory costs and then included as a component of Costs applicable to sales.

The cost of removing overburden and waste materials to access the ore body at an open-pit mine prior to the production phase are referred to as "pre-stripping costs." Pre-stripping costs are capitalized during the development of an open-pit mine. Where multiple open pits exist at a mining complex utilizing common processing facilities, pre-stripping costs are capitalized at each pit. The removal and production of the minimum saleable materials may occur during development and are recorded as Other income, net of incremental mining and processing costs. See (h) below.

Mine development costs are amortized using the units-of production ("UOP") method based on estimated recoverable ounces in proven and probable reserves. To the extent that these costs benefit an entire ore body, they are amortized over the estimated life of the ore body. Costs incurred to access specific ore blocks or areas that only provide benefit over the life of that area are amortized over the estimated life of that specific ore block or area.

Mine development costs are presented in the caption of Property, plant and equipment, net.

Description of accounting policy for stripping costs [text block]
(i)	Stripping activity asset -
The Company accounts for stripping costs incurred during the production phase of a surface mining in accordance with IFRIC 20 "Stripping costs in the production phase of as surface mine" whereby a stripping asset is recognized if, and only if, all of the following are met:

-	It is probable that the future economic benefit (improved access to the ore body) associated with the stripping activity will flow to the entity;
-	The entity can identify the component of the ore body for which access has been improved; and
-	The costs relating to the stripping activity associated with that component can be measured reliably.

The primary components of the ore body on a pit by pit basis as well as within major pits are identified. Based on these components, stripping activities are analyzed and costs are assigned based on whether they pertained to current inventory production or improved access to future ore bodies (or components of an ore body).

Based on this analysis, the Company allocated the costs associated with improved access as a “stripping activity asset”. This allocation is based on the volume of waste and ore extracted in the period compared to expected volume life-of-mine per component of ore body.

Costs allocated to the production stripping activity asset are subsequently depreciated. Depreciation of the production stripping asset was calculated on a systematic basis ("waste-to-ore tons ratio") method over the expected useful life of the identified component of the ore body that becomes more accessible as a result of the stripping costs. This depreciation is a production cost.

Description of accounting policy for impairment of non-financial assets [text block]
(j)	Impairment of non-financial assets -
The carrying amounts of non-financial assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying value may not be recoverable. If there are indicators of impairment, a review is undertaken to determine whether the carrying values are in excess of the recoverable amount. The recoverable amount is determined as the higher of an asset's fair value, less costs of disposal, and its value in use. Such review is undertaken on an asset by asset basis, except where such assets do not generate cash flows independently from other assets, in which case the review is undertaken at the cash generating unit level. The Company identified two separate cash generating units according to its segments: Yanacocha and Conga.

Future cash flows are estimated based on quantities of recoverable minerals, expected gold and other commodity prices (considering current and historical prices, trends and related factors), production levels, operating costs, capital requirements and reclamation costs, all based on life-of-mine plans and the appropriate discount rate. These estimates, used in the determination of future cash flows, are based on numerous assumptions and it is possible that actual future cash flows will be significantly different than the estimates, as actual future quantities of recoverable minerals, gold and other commodity prices, production levels, costs and capital and interest rates are each subject to significant risks and uncertainties.

If the carrying amount of an asset exceeds its recoverable amount, an impairment loss is recorded in the statement of comprehensive income to reflect the asset at the lower amount. In assessing the recoverable amount for assets, the relevant future cash flows expected to arise from the fair value less costs of disposal have been discounted to their present value.

An impairment loss is reversed in the statement of comprehensive income if there is a change in estimate used to determine recoverable amount since the prior impairment loss was recognized.

The carrying amount of an asset is increased to the recoverable amount but not beyond the carrying amount net of depreciation or amortization which would have arisen if the prior impairment loss had not been recognized. After such a reversal the depreciation charge is adjusted in future periods to allocate the asset's revised carrying amount, less any residual value, on a systematic basis over its remaining useful life.

Description of accounting policy for provisions [text block]
(k)	Provisions -
General -
Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount has been reliably estimated. If the time value of money is significant, provisions are discounted using pre-tax rates, which reflect, when appropriate, the liabilities' specific risks. The reversal of the discount due to the passage of time originates the increase of the obligation which is recognized with a charge to the statement of comprehensive income as a finance cost.

Provisions are reviewed periodically and are adjusted to reflect the best estimate available as of the date of the consolidation statement of financial position. The expenses related to other provisions are presented in the consolidated statement of comprehensive income.

Disclosure of contingent obligations is provided when their existence will only be confirmed by future events or their amount cannot be reliably measured. Contingent assets are not recognized and are disclosed only if it is probable that the Company will generate future economic benefits.

Asset Retirement Obligation -
Reclamation obligations are recognized when incurred and recorded as liabilities at the best estimate of the expenditure required to settle the obligation. The liability is accreted over time through periodic charges to earnings. In addition, the asset retirement cost is capitalized as part of the asset's carrying value and amortized over the life of the related asset. Reclamation costs are periodically adjusted to reflect changes in the estimated present value resulting from the passage of time and revisions to the estimates of either the timing or amount of the reclamation costs. The estimated reclamation obligation is based on when spending for an existing disturbance is expected to occur. The Company reviews, on an annual basis, unless otherwise deemed necessary, the reclamation obligation at each mine site. Reclamation costs related to an inactive mine site are recorded as expenses.

Description of accounting policy for recognition of revenue [text block]
(l)	Revenue from contracts with customers -
The Company is principally engaged in the business of producing gold and concentrated copper/silver. Revenue from contracts with customers is recognized when control of the goods is transferred to the customer at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods.

The Company has generally concluded that it is the principal in its revenue contracts because it typically controls the goods before transferring them to the customer.

(i)	Contract balances -
Contract assets
A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Company performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognised for the earned consideration that is conditional. The Company does not have any contract assets as performance and a right to consideration occurs within a short period of time and all rights to consideration are unconditional.

Trade receivables
A receivable represents the Company’s right to an amount of consideration that is unconditional.

Contract liabilities
A contract liability is the obligation to transfer goods or services to a customer for which the Company has received consideration (or an amount of consideration is due) from the customer. If a customer pays consideration before the Company transfers goods or services to the customer, a contract liability is recognized when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognised as revenue when the Company performs under the contract.
As of December 31, 2018 and 2017 the Company does not have any contract liability.

(ii)	Sales of gold -
For gold sales, those sales are performed over unrefined gold dore that are sold under spot sales contracts with banks. The Company initially negotiates with the banks the quantity of gold bullion to be required which is delivered in terms of unrefined gold dore to a selected refiner. The performance obligation is completed once control transfers to the customer allowing the fully payment in cash according the contracts. As a result, all risk of loss and damage of the gold dore pass to customer upon reception. The only performance obligation is the sale of gold dore.

Revenue is recognized at a point in time when the payment is ensured in the same time when control transfers to the customer. Control of the cold credits transfers to the customer when those gold credits are transferred from the Company’s gold bullion account to the customer’s account (typically cash is transferred to the Company’s account simultaneously ). This generally occurs after the dore’s shipments are confirmed, not being required to physically delivered the gold dore to the banks. Nevertheless, the date of shipment’s confirmation and delivery might be different arising differences between the prices used. Therefore, these sales are subject to subsequent adjustments due the variation of assays. All these matters are resolved according a settlement process specified in the contract which result in the issue of debit/credit notes according the results.

With these arrangements, there are no advance payments received from the banks, no conditional rights to consideration, so no contract assets are recognised. A trade receivable is recognised at the date of sale and there is usually paid on cash once delivery confirmation is issued. The contract is entered into and the transaction price is determined at outturn by virtue of the shipment confirmation being subject to further price adjustments when difference between delivery and shipment dates arises. Also, given each spot sale represents the enforceable contract and all performance obligations are satisfied at that time, there are no remaining performance obligations (unsatisfied or partially unsatisfied) requiring disclosure.

(iii)	Sales of concentrated copper, silver -
For the Company’s copper, silver in concentrate sold under FOB Incoterm, therefore, the only performance obligations are the provision of the product at the point where control passes.

The majority of the Company’s sales of copper and silver in concentrate allow for price adjustments based on the market price at the end of the relevant QP stipulated in the contract. These are referred to as provisional pricing arrangements and are such that the selling price for metal in concentrate is based on prevailing spot prices on a specified future date after shipment to the customer. Adjustments to the sales price occur based on movements in quoted market prices up to the end of the QP. The period between provisional invoicing and the end of the QP can be between one and three months.

Revenue is recognized when control passes to the customer, which occurs at a point in time when the copper, silver in concentrate is physically transferred onto a vessel, train, conveyor or other delivery mechanism. The revenue is measured at the amount to which the Company expects to be entitled, being the estimate of the price expected to be received at the end of the QP, i.e., the forward price, and a corresponding trade receivable is recognized.

For these provisional pricing arrangements, any future changes that occur over the QP are embedded within the provisionally priced trade receivables and are, therefore, within the scope of IFRS 9 and not within the scope of IFRS 15. Given the exposure to the commodity price, these provisionally priced trade receivables will fail the cash flow characteristics test within IFRS 9 and will be required to be measured at fair value through profit or loss up from initial recognition and until the date of settlement. These subsequent changes in fair value are recognized in the statement of profit or loss and other comprehensive income each period and presented in “Other operating income”. Changes in fair value over, and until the end of, the QP, are estimated by reference to updated forward market prices for gold and copper as well as taking into account relevant other fair value considerations as set out in IFRS 13, including interest rate and credit risk adjustments.

Sales for copper, silver and the subsequent changes in fair value of the trade receivable are presented in the caption “Other operating income”.

(iv)	Interest income -
For all financial instruments measured at amortized cost, interest income is recorded using the effective interest rate (EIR). EIR is the rate that exactly discounts the estimated future cash payments or receipts over the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset or liability. Interest income is included in finance income in the consolidated statements of comprehensive income.

Description of accounting policy for income tax [text block]
(m)	Taxes -
Current income tax -
Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from, or paid to, the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in Peru.

Current income tax relating to items recognized directly in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations where applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred income tax -
The Company accounts for income and mining taxes using the liability method, recognizing certain temporary differences between the financial reporting basis of the Company's liabilities and assets and the related income tax basis for such liabilities and assets. This method generates a net deferred income tax liability or net deferred income tax asset for the Company, as measured by the statutory tax rates in effect as enacted.

The Company derives its deferred income tax charge or benefit by recording the change in the net deferred income tax liability or net deferred income tax asset balance for the year, based on Peruvian income and mining tax laws. Royalty taxes are calculated based on operating profit, as such are shown as income tax.

The Company's deferred income tax assets include certain future tax benefits. The Company determines valuation allowance to any portion of those deferred income tax assets when it believes, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized (Note 15).

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Value added tax -
Expenses and assets are recognized net of the amount of value added tax, except:

(i)
When the value added tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable;

(ii)	When receivables and payables are stated with the amount of value added tax included.

Description of accounting policy for fair value measurement [text block]
(n)	Fair value measurement -
The Company measures its financial instruments, such as, derivatives and embedded derivatives, at fair value as of the date of the consolidated statements of financial position.

Fair value is the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

-	In the principal market for the asset or liability, or
-	In the absence of a principal market, in the most advantageous market for the asset or liability.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described, as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

-	Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities.
-	Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
-	Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the consolidated statements of financial position on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest-level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The Company's Management determines the policies and procedures for both recurring fair value measurement and non-recurring measurement. At each reporting date, the Company's Management analyzes the movements in the values of assets and liabilities which are required to be re-measured or re-assessed as per the Company’s accounting policies.

For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities based on the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Description of accounting policy for basis of presentation of financial statements [Text Block]
(a)	Basis of presentation -

The financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB). IFRS includes International Accounting Standards (IAS) and pronouncements of the Interpretations Committees (SIC and IFRIC).

The financial statements have been prepared based on historical cost, except for accounts receivable and/or payable related to embedded derivatives, which have been measured at fair value (see Note 2(d)). The financial statements are presented in United States dollars (US$) and include the years ended December 31, 2018, 2017 and 2016. Unless otherwise indicated, all values have been rounded to the nearest thousand.

Description of accounting policy for cash and cash equivalent [Text Block]
Cash and cash equivalents -

Cash and cash equivalents are financial assets that may be liquidated immediately, such as bank checking accounts, and other liquid investments with original maturities of three months or less.

Description of accounting policy for Inventories [Text Block]
(f)	Inventories -

Inventories are stated at the lower of cost or net realizable value. Inventory of materials and supplies, as well as saleable products and in-process inventory are determined using the weighted-average cost method. The cost of finished goods and in-process inventory (i.e., stockpiles) includes labor and benefits, supplies, energy and other costs related to the mining and processing of minerals. Net realizable value is the estimated future sales price based on forward metal prices (for the period they are expected to be processed in), less estimated costs to complete production and bring the inventory to sale. The current portion of work-in-process is determined based on the amount the Company expects to process in the next twelve months. Inventories that are not expected to be processed in the next twelve months are classified as long-term inventories.

No adjustments to inventories were required for the years ended December 31, 2018 and 2017.

Provision for obsolescence -

Obsolescence allowances are established based on an item-by-item analysis by management. Any amount of obsolescence identified is charged to the statements of comprehensive income in the period it is deemed to have occurred.

Description of accounting policy for property, plant and equipment [text block]
(g)	Property, plant and equipment -

Property, plant and equipment are valued at historical cost, including costs that are directly attributed to the construction or acquisition of the asset, net of accumulated depreciation, amortization and impairment.

Repairs and/or improvements that increase the economic life of an asset and for which it is probable that there will be future economic benefit to the Company, are recorded as assets. All other maintenance costs are charged to expense as incurred.

Land is not depreciated. Depreciation of assets directly related to the useful life of the mine is calculated using the units-of-production (UOP) method based on the mine’s proven and probable copper reserves. Other assets are depreciated using the straight-line method based on the following estimated useful lives:

Years

Buildings and other constructions	Between 5 and 35
Machinery and equipment	Between 3 and 25
Transportation units	7
Furniture and fixtures	7
Other equipment	Between 3 and 25

Critical spare parts and other parts which are directly identified with machinery or equipment are included in property, plant and equipment, and the economic life assigned corresponds to the main asset with which they are identified.

An item of property, plant and equipment is retired at the time of its disposal or when no future economic benefits are expected from its use or subsequent disposition. Any gain or loss arising at the time of retirement is calculated as the difference between the proceeds from the sale and the book value of the asset and is included in the statements of comprehensive income in the period the asset is retired.

The residual value and useful economic lives of the Company’s property, plant and equipment are reviewed, and adjusted if appropriate, at each year end.

Impairment -

At each reporting date, the Company evaluates if there is any indication that an asset could be impaired. If such an indication exists, the Company estimates the recoverable amount of the asset. The recoverable amount of an asset is the greater of its fair value less costs to sell or its value in use and is determined for the assets of the mine as a whole, since there are no assets that generate cash revenues independently.

When the book value of an asset exceeds its recoverable amount, the asset is considered impaired and is reduced to its recoverable amount. When evaluating the value in use, the future estimated cash flows are discounted to their present value using an after-tax discount rate that reflects current market evaluations of the time value of money and the specific risks to the asset.

Losses resulting from the impairment of assets are recognized in the statements of comprehensive income under the categories of expenses consistent with the function of the impaired asset. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. The revised valuation cannot exceed the book value that would have been determined, net of depreciation, if an impairment loss for the asset had not been recognized in a previous period. Such a reversal is recognized in the statements of comprehensive income.

There was no asset impairment loss for the Company for the years ended December 31, 2018, and 2017.

Description of accounting policy for exploration and evaluation expenditures [text block]
(i)	Exploration, development and stripping costs -

Exploration costs -

Mineral exploration costs, as well as drilling and other costs incurred for the purpose of converting mineral resources to proven and probable reserves, or identifying new mineral resources at development or production stage properties, are charged to the statements of comprehensive income as incurred.

Development costs -

Development costs are capitalized when the economic and technological feasibility of the project is confirmed, which is generally when the development or project has reached a milestone in accordance with a model established by management.

Stripping cost -

In accordance with IFRIC 20, “Stripping Cost in the Production Phase of a Surface Mine,” stripping costs incurred in the production phase are capitalized as a component of property, plant and equipment (see Note 7) if the stripping activity improves access to the ore body or enhances an existing asset. The stripping activity asset is subsequently amortized using the UOP method over the component of the ore body benefitted.

Description of accounting policy for provisions [text block]
(j)	Provisions -

General -

A provision is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that resources of the Company will be required to settle the obligation, and an estimate of the amount of the obligation can be calculated. The expense relating to any provision is presented in the statements of comprehensive income, net of any reimbursement, in the period the provision is established.

If the effect of the time value of money is significant, provisions are discounted by applying a discount rate that reflects, where applicable, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a financial expense in the statements of comprehensive income.

Mine closure provision -

The Company records a mine closure provision when a contractually or legally enforceable obligation arises. The Company estimates the present value of its future obligation for mine closure and increases the carrying amount of the related asset retirement cost (ARC), which is included in property, plant and equipment in the statements of financial position. Subsequently, the mine closure provision is accreted to full value over time and recognized as an interest cost considered in the initial fair value estimate. The related ARC is depreciated using the UOP method over the life of the mine.

The Company evaluates its mine closure provision on a quarterly basis and makes adjustments to estimates and assumptions, including scope, future costs and discount rates, as applicable. Changes in the fair value of the mine closure provision or the useful life of the related asset are recognized as an increase or decrease in the book value of the provision and the related ARC in accordance with IAS 16, “Property, Plant and Equipment.” Any decrease in the mine closure provision and related ARC cannot exceed the current book value of the asset; amounts over the current book value will be recorded in the statements of comprehensive income.

Description of accounting policy for recognition of revenue [text block]
(k)	Revenue recognition -

The Company primarily sells copper concentrate and copper cathode in accordance with sales contracts entered into with its customers. Revenues from contracts with customers comprise the fair value of the sale of goods, net of related general sales taxes. Revenue from contracts with customers is recognized when control of goods or services are transferred to the customer at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods.

The Company considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated. The Company consider that the only performance obligation is the delivery of the goods. In determining the transaction price for the sale of copper concentrates and copper cathode, the Company considers the effect of variable consideration and the existence of significant financing components.

Variable consideration -

If the consideration in the contract includes a variable amount, the Company estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved. Sales of concentrates and metals at provisional prices include a gain (loss) to be received at the end of the quotation period.

Revenue is recognized at the amount the entity expects to be entitled – being the estimate of the price expected to be received at the end of the quotation period using the most recently determined estimate of metal in concentrate (based on initial assay results) and the estimated forward price.

The requirements in IFRS 15 on constraint estimates of variable consideration are also applied to determine the amount of variable consideration that can be included in the transaction price.

Significant financing components -

The Company receives short-term advances from its customers. Using the practical expedient in IFRS 15, the Company does not adjust the promised amount of consideration for the effects of a significant financing component if it expects, at contract inception, that the period between the transfer of the promised good to the customer and when customer pays for that good will be one year or less.

The Company’s revenues are subject to OSINERGMIN (Organismo Supervisor de la Inversión en Energía y Minería) and OEFA (Organismo de Evaluación y Fiscalización Ambiental) royalties. The calculation for the OSINERGMIN contribution is 0.14% of invoiced sales for the year 2018 (0.15% for the year 2017 and 0.16% for the year 2016),
and the calculation for the OEFA contribution is 0.11% of invoiced sales for the year 2018 (0.11% for the year 2017 and 0.13% for the year 2016). Those royalties are presented as a reduction of revenues
(see Note 14).

Description of accounting policy for employee benefits [text block]
(m)	Benefits to employees -

Salaries and wages, bonuses, post-employment benefits and vacations are calculated in accordance with IAS 19, "Employee Benefits" and current Peruvian legislation.

Worker’s profit sharing -

The Company recognizes worker’s profit sharing in accordance with IAS 19. Worker’s profit sharing is calculated in accordance with Peruvian laws (Legislative Decree No. 892), and the Company's worker’s profit sharing rate is 8% over the net taxable base of the current year. According to Peruvian law, the limit in the worker's profit sharing that an employee can receive is equivalent to 18 months of wages, and any excess above such limit is transferred to the Regional Government and the National Fund for Employment’s Promotion and Training. The Company’s worker’s profit share is recognized as a liability in the statements of financial position and as an operating expense in the statements of comprehensive income.

Description of accounting policy for borrowing costs [text block]
(n)	Borrowing cost -

Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as finance costs as part of the asset. A qualifying asset is one whose value is greater than US$ 1 million and requires at least 12 months to be ready for its intended use. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that the Company incurs in connection with the borrowing of funds.

Description of accounting policy for income tax [text block]
(l)	Income taxes, deferred taxes and other taxes -

Income taxes
-

Income tax assets and liabilities are measured at the amounts expected to be paid to or recovered from the tax authorities. The tax rates and tax laws that are applied to compute the amounts are those that are enacted or substantially enacted at the end of the reporting period. The Company calculates the provision for income tax in accordance with the Peruvian tax legislation in force. For the years 2018, 2017 and 2016, the Company was subject to an income tax rate of 32% (see Note 13(b)).

Deferred Taxes -

Deferred taxes are presented using the liability method for differences between the tax basis of assets and liabilities and their book value for financial reporting purposes. Deferred tax liabilities are recognized for all taxable differences. Deferred tax assets are recorded for all deductible differences when there is a probability that there could be taxable earnings against which the deductible difference could be applied.

The book value of deferred tax assets is reviewed at the end of each period and reduced to an amount that is more likely than not to be realized against taxable earnings. Deferred tax assets that are not recognized are reassessed each period and are recognized when it is more likely than not that those future taxable earnings will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at tax rates that are expected to be applicable during the year when the assets are realized or the liabilities are liquidated, based on the tax rates (and tax laws) that have been enacted or substantively enacted at the end of the period. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset tax assets against tax liabilities and the deferred tax is related to the same entity and the same tax authority.

Mining Taxes -

On September 29, 2011, Law 29788 (which amended Law 28528) was enacted creating a new mining tax and royalty regime in Peru. Under the new regime, companies that did not have stability agreements were subject to the payment of royalties and a special mining tax. Cerro Verde believes its 1998 Stability Agreement exempts from royalties all minerals extracted from its mining concession, irrespective of the method used for processing those materials, and therefore, was not subject to the payment of royalties and a special mining tax until the 1998 Stability Agreement expired on December 31, 2013. See Note 13(d) for further discussion of developments resulting in the recognition of provisions for these disputed royalties and special mining taxes for prior years. Because the Company believes it was not subject to the payment of royalties and a special mining tax, Cerro Verde was subject to special mining burden (GEM) until the expiration of its 1998 Stability Agreement on December 31, 2013.
Under the terms of its current 15-year stability agreement (see Note 13(a)), which became effective January 1, 2014, the Company is subject to mining royalties and a special mining tax for all of its mining production.

Supplementary Retirement Fund -

On July 9, 2011, Law 29741 was enacted and established a Mining, Metallurgical and Steel Supplementary Retirement Fund (SRF), which is a social security retirement fund for mining, metals and steel industry workers. Under the terms of its current 15-year stability agreement, the Company is subject to SRF, which is calculated as 0.5% of net taxable income.

Description of accounting policy for fair value measurement [text block]
(o)	Fair value measurement -

The Company measures its embedded derivatives, at fair value, at each date presented in the statement of financial position.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described, as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

-	Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities.
-	Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
-	Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities based on the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above
.

Description of accounting policy for functional currency [text block]
(c)	Currency -

The financial statements are presented in United States (US) dollars which is also the Company’s functional currency.

Foreign currency transactions are those carried out in a currency other than the functional currency. Foreign currency transactions are translated into the functional currency by applying the exchange rate in force on the date the transaction takes place. Monetary assets and liabilities denominated in foreign currencies are converted using the functional currency spot rate in force at the reporting date.

Gains and losses as a result of the difference in the exchange rate when currency items are liquidated or when converting currency items at exchange rates that are different from those used for their initial recognition are recognized in the statement of profit or loss of the period.

The Company uses Peruvian Sol (S/) exchange rates published by the Superintendent of Banks, Insurance and Pension Fund Administrators. The published exchange rates were S/3.369 for US$ 1 for buying and S/3.379 for US$ 1 for selling as of December 31, 2018 and S/3.238 for US$ 1 buying and S/3.245 for US$ 1 for selling as of December 31, 2017. These rates have been applied to the appropriate asset and liability accounts.

Description of accounting policy for financial assets [text block]
(d)	Financial assets –

Initial recognition and measurement -

 At initial recognition, financial assets are classified and measured at either amortized cost, or fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company´s business model for managing them. With the exception of trade receivables that do not contain a significant financing component, the Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component are measured at the transaction price determined under IFRS 15, “Revenue from Contracts with Costumers.”

The Company’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets or both.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date.

Cash and cash equivalents -

Cash and cash equivalents are financial assets that may be liquidated immediately, such as bank checking accounts, and other liquid investments with original maturities of three months or less.

Accounts Receivables -

The Company’s receivables include current and long-term trade and other accounts receivable. These receivables are stated at their transaction value, net of an allowance for expected credit lose. Trade accounts receivable are generated primarily from the Company’s concentrate and cathode sales, are denominated in US dollars, have current maturities, do not bear interest and have no specific guarantees.

Receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market.

Subsequent measurement -

 For purposes of subsequent measurement, financial assets are classified in two categories:

-	Financial assets at amortized cost (debt instruments).
-	Financial assets at fair value through profit or loss.

Financial assets at amortized cost (debt instruments) -

 This category is the most relevant to the Company. The Company measures financial assets at amortized cost if both of the following conditions are met:

-	The financial asset is held within a business model with the objective to collect contractual cash flows, and
-	The contractual terms of the financial asset give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest rate method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

This category generally applies to trade and other receivables, net.

Financial assets at fair value through profit or loss -

 Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model.

Financial assets at fair value through profit or loss are carried in the statements of financial position at fair value with net changes in fair value recognized in the statements of comprehensive income.

Embedded derivatives -

Copper Sales -

The Company’s copper sales are provisionally priced at the time of shipment. The provisional prices are finalized in a specified future month based on quoted London Metal Exchange (LME) monthly average prices. The Company receives market prices based on prices in the specified future month, which results in price fluctuations recorded through revenues until the date of settlement. The Company records revenues and invoices customers at the time of shipment based on then-current LME prices, which results in an embedded derivative that is required to be separated from the main contract. The Company’s embedded derivatives from sales are measured at fair value (based on LME spot copper prices) and presented as gains/losses on provisionally priced trade receivables.

Molybdenum Sales -

The Company’s molybdenum sales are also provisionally priced at the time of shipment. The Company records revenues and invoices customers at the time of shipment based on the arithmetic mean of the high and low
Metals Week
Dealer Oxide (MWDO) price. The provisional prices are finalized in a future month, according to the period of quotation, which results in price fluctuations recorded through revenues until the date of settlement, which also results in as gains/losses on provisionally priced trade receivables that is required to be separated from the main contract.

Derecognition -

A financial asset (or, where applicable a part of a financial asset or part of a group of similar financial assets) is primarily derecognized when:

-	The rights to receive cash flows from the asset have expired; or
-
The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a pass-through arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset or, (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and to what extent, it has retained the risk and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Company continues to recognize the transferred asset to the extent of the Company´s continuing involvement. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

Impairment of financial assets -

The Company recognizes an allowance for expected credit losses for all debt instruments not held at fair value through profit or loss. Expected credit losses are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

Expected credit losses are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, expected credit losses are provided for credit losses that result from default events that are possible within the next 12-months (12-month expected credit losses). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (lifetime expected credit losses).

For trade receivables and contract assets, the Company applies a simplified approach in calculating expected credit losses. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on the financial asset’s lifetime expected credit losses at each reporting date.

The Company considers a financial asset in default when contractual payments are 180 days past due. However, in certain cases, the Company may also consider a financial asset to be in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Company. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Description of accounting policy for financial liabilities [text block]
(e)	Financial liabilities -

All financial liabilities are recognized initially at fair value and in the case of accounts payable and other financial liabilities, net of directly attributable transaction costs. The Company´s financial liabilities include loans, trade and other payables and other financial liabilities.

Loans -

Loans are initially recognized at their fair value, net of directly attributable transaction costs. After initial recognition, loans are subsequently measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the statements of comprehensive income when the liabilities are derecognized as well as through the amortization process.

Amortized cost is calculated taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. Amortization under the effective interest rate method is included as financial costs in the statements of comprehensive income.

Derecognition -

A financial liability is derecognized when the associated obligation is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts are recognized in the statements of comprehensive income.

Description of accounting policy for intangible assets other than goodwill [text block]
(h)	Intangible Assets -

Intangible assets are recorded at cost less accumulated amortization. After the initial recognition, the intangible assets are recorded at its cost less accumulated amortization and any accumulated loss for impairment of use, if applicable.

Description of accounting policy for earnings per share [text block]
(p)	Basic and diluted earnings per share -

Basic and diluted earnings per share have been calculated based on the weighted average number of common shares outstanding during the period. When the number of shares is modified because of capitalization of retained earnings, the net income per basic and diluted shares is adjusted retroactively for all of the periods reported. For the years 2018, 2017 and 2016, the Company did not have any financial instruments with dilutive effects; as a result, the basic and diluted shares are the same in all periods presented.

Description of accounting policy for reclassification of financial instruments [text block]
(q)	Changes in accounting policies and disclosures –

IFRS 15, “Revenue from Contracts with Customers” -

The Company adopted IFRS 15 using the modified retrospective method of adoption with the date of initial application of January 1, 2018.

The Company concluded that there are no adjustments as a consequence of initially applying IFRS 15, and therefore no effects were recognized at the date of initial application. Comparative information was not restated and continues to be reported under IAS 18, “Revenue” and related interpretations.

IFRS 9, “Financial Instruments” -

The Company applied IFRS 9 prospectively, with an initial application date of January 1, 2018. The Company has not restated the comparative information.

There were no adjustments to the financial statements arising from the adoption of IFRS 9 and the classification and measurement requirements of IFRS 9 did not have a significant impact to the Company. As a result of the adoption of IFRS 9, the Company classified its financial assets and financial liabilities as of January 1, 2018, as follows:

		IFRS 9 measurement category
		Fair value through profit or loss	Amortised cost
	US$(000)	US$(000)	US$(000)
IAS 39 measurement category
Financial assets -
Accounts receivables and Trade accounts receivables - Related parties
Accounts receivables and Trade accounts receivable - Related parties(without provisional prices)	1,703	-	1,703
Accounts receivables and Trade accounts receivable - Related parties (with provisional prices)	412,829	481,565	-
Financial assets at fair value through profit or loss - Embedded derivatives	68,736	-	-

Financial liabilities -
Trade accounts payable	194,958	-	194,958
Accounts payable - Related parties	13,681	-	13,681
Other financial liabilities	1,268,488	-	1,268,488
Provision related to benefits to employees	109,903	-	109,903
Other accounts payable	73,606	-	73,606

Disclosure of expected impact of initial application of new standards or interpretations [text block]
(r)	Standards issued but not effective -

Following is a summary of improvements and amendments to IFRS that are not yet effective but will be applicable to the Company:

-	IFRS 16, “ Leases ” -

IFRS 16 introduced a single, on-balance sheet accounting model for lessees and the Company adopted IFRS 16 on January 1, 2019. As a result, the Company, as a lessee, has recognized right-of-use assets representing its rights to use the underlying assets and lease liabilities representing its obligation to make lease payments.

The Company has applied IFRS 16 using the modified retrospective approach, under which the comparative information presented for 2018 has not been restated and it is presented, as previously reported, under IAS 17,
“Leases,”
and related interpretation.

Definition of a lease -

Previously, the Company determined at contract inception whether a contract was or contained a lease under IFRIC 4,
“Determining Whether an Arrangement Contains a Lease.”
The Company now assesses whether a contract is, or contains, a lease based on the new definition of a lease. Under IFRS 16, a contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

On transition to IFRS 16, the Company elected to apply the practical expedient to grandfather the assessment of which arrangements are leases. It applied IFRS 16 only to contracts that were previously identified as leases. Contract that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed. Therefore, the definition of a lease under IFRS 16 has been applied only to contracts entered into or changed on or after January 1, 2019.

At inception or on reassessment of a contract that contains a lease component, the Company allocates the considerations in the contract to each lease and non-lease component on the basis of their relative stand-alone prices.

As a lessee -

As a lessee, the Company previously classified leases as either operating and finance leases based on its assessments of whether a lease transferred substantially all of the risks and rewards of ownership. Under IFRS 16, all leases are classified as finance leases. However, the Company has elected the short-term lease exemption for all asset classes and does not report a lease liability or right-of-use asset for leases with a term of 12 months or less.

The Company presents right-of-use assets in “property, plant and equipment,” the same line item as it presents underlying assets of the same nature that it owns. Leased right-of-use assets are amounted to US$96.8 million as of January 1, 2019.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date.

Right-of-use asset -

The right-of use asset is initially measured at cost, and subsequently at cost less any accumulated depreciation and impairments losses, and adjusted for certain re-measurements of the lease liability.

The right-of-use asset is depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The estimated useful lives of right-of-use assets are determined on the same basis as those of property, plant and equipment.

Lease liability -

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The Company does not have any lease contracts in which the implicit rate is readily determinable and as such used its incremental borrowing rate in all lease calculations.

The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. It is re-measured when there is a change in future lease payments arising from a change in an index rate, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or as appropriate, changes in the assessment of whether a purchase option, termination option or extension option is reasonably certain to be exercised.

Lease liabilities are presented in “other financial liabilities” and are amounted to US$
95.7
million as of January 1, 2019.

Lease term -

The Company has applied judgment to determine the lease term for some lease contracts in which it is a lessee and that include renewal options. The assessment of whether the Company is reasonably certain to exercise such options impacts the lease term, which significantly affects the amount of the lease liabilities and right-of-use assets recognized.

Also in relation to those leases under IFRS 16, the Company will recognize depreciation and interest costs which are presented in “cost of sales” and “financial expenses”.

-
IFRIC 23, “Uncertainty over Income Tax Treatments”, addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The Company is required to adopt IFRIC 23 as of January 1, 2019, and is progressing through its evaluation of the impact of IFRIC 23 in its financial statements.

-
IAS 12, “Income Taxes”, clarifies that the income tax consequences of dividends are linked more directly to past transactions or events that generated distributable profits than to distributions to owners. Therefore, an entity recognizes the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognized those past transactions or events.

When an entity first applies those amendments, it applies them to the income tax consequences of dividends recognized on or after the beginning of the earliest comparative period. The Company is required to adopt IAS 12 as of January 1, 2019.

Since the Company’s current practice is in line with these amendments, the Company does not expect any effect on its financial statements.

-
IAS 23, “Borrowing Costs”, clarifies that an entity treats as part of general borrowings any borrowing originally made to develop a qualifying asset when substantially all of the activities necessary to prepare that asset for its intended use or sale are complete.

An entity applies those amendments to borrowing costs incurred on or after the beginning of the annual reporting period in which the entity first applies those amendments. The Company is required to adopt IAS 23 as of January 1, 2019. Since the Company’s current practice is in line with these amendments, the Company does not expect any effect on its financial statements.